INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Tax Status [Line Items]
INCOME TAX STATUS	INCOME TAX STATUS
The Plan received a determination letter, dated June 26, 2012, in which the IRS stated that the Plan, as amended and restated on January 24, 2012, met the qualification requirements of Sections 401(c) and 401(k) of the Internal Revenue Code and that the Plan is exempt from Federal income taxation. The Plan has been amended subsequent to receiving the determination letter. The plan administrator believes that the Plan is designed and is being operated in compliance with the applicable requirements of the IRS.
Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Company has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain tax positions taken or expected to be taken that would require the recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.